INCOME TAXES	12 Months Ended
Dec. 31, 2019
Incomes Taxes [Abstract]
INCOME TAXES
8. INCOME TAXES
We recognize deferred tax assets and liabilities based on the difference between the financial reporting and tax basis of assets and liabilities using the tax rates enacted or substantively enacted when the temporary differences are expected to reverse. Deferred tax assets are fully recognized when we conclude sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. These factors included, but are not limited to, (a) historic and expected future levels of taxable income; (b) tax plans that affect whether tax assets can be realized; and (c) the nature, amount and expected timing of reversal of taxable temporary differences. Levels of future income are affected by market price of gold, forecasted future costs of production and quantities of proven and probable gold reserves.  If these factors or other circumstances changes, the Company records an adjustment to the recognition of deferred tax asset to reflect the Company’s latest assessment of the amount of deferred tax asset that is probable to be realized.
Our net deferred tax (liabilities)/assets at December 31, 2019 and 2018 include the following components:

	December 31, 2019	December 31, 2018
Deferred tax assets
Tax losses carried forward	$—	$10,322
Deductible temporary differences relating to provisions	4,672	5,995
Deferred tax liabilities
Mine property costs	25,226	15,723
Net deferred tax (liabilities)/assets	$(20,554)	$594

The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	December 31, 2019	December 31, 2018
Deductible temporary differences
Canada	$7,006	$8,844
Ghana	49,869	31,509
	$56,875	$40,353

Tax losses
Canada	$60,195	$50,718
U.S.	138	175
Ghana	305,261	287,545
	$365,594	$338,438

Total unrecognized deferred tax assets
Canada	$67,201	$59,562
U.S.	138	175
Ghana	355,130	319,054
	$422,469	$378,791

The income tax expense includes the following components:

	For the years ended December 31,
	2019	2018
Current tax expense
Current tax on net earnings	$6,291	$—
Deferred tax expense
Originating and reversal of temporary differences in the current year	21,148	12,350
Income tax expense	$27,439	$12,350

A reconciliation of expected income tax on net loss before minority interest at statutory rates with the actual income tax expense is as follows:

	For the years ended December 31,
	2019	2018
Net loss before tax	$(50,534)	$(11,721)
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	$(13,392)	$(3,106)

Foreign tax rates	(21,367)	(15,562)
Other	—	132
Non taxable/deductible items	1,914	(676)
Change in unrecognized deferred tax assets due to exchange rates	(2,424)	3,427
Change in unrecognized deferred tax assets due to impairment	19,867	—
Change in unrecognized deferred tax assets	42,841	28,135
Deferred income tax expense	$27,439	$12,350

 At December 31, 2019, the Company had a tax pool and loss carryovers expiring as follows:

	Canada	Ghana	Other
2020	$—	$63,099	$—
2021	—	12,822	—
2022	—	—	—
2023	—	80,486	—
2024	—	130,324	—
2026	8,519	—	—
2027	12,918	—	—
2028	11,659	—	—
2029	17,679	—	—
2030	15,802	—	—
2031	29,646	—	—
2032	14,351	—	—
2033	6,177	—	174
2034	—	—	364
2035	8,450	—	1
2036	13,777	—	120
2037	15,565	—	—
2038	27,439	—	—
2039	24,997	—	—
Indefinite	40,347	585,443	—
Total	$247,326	$872,174	$659

The total of $872.2 million of the Ghana tax pool is usable against taxable income generated at Prestea.
The Ghana Revenue Authority (“GRA”) has issued a tax assessment to the company’s subsidiary (Golden Star (Wassa) Limited) related to 2014-2016. The assessment claimed a reduction in the tax losses attributable by $29 million. The company believes that the majority of the matters noted in the assessment are incorrect and has filed an appeal in an attempt to resolve these matters. Overall, it is the company’s current assessment that the relevant assessments and claims by the GRA are without merit. No amounts have been recorded for any potential liability and the company intends to defend any follow up in relation to this matter should it arise. The amount of loss, if any, cannot be determined at the current time.